UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Tradr
2X Long Innovation ETF
TARK
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.tradretfs.com/tark-2x-long-innovation-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$99	1.15%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation ETF (“TARK” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ARK Innovation ETF (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -28.46% and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -4.99% and an annualized volatility of 38.77%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, Coinbase, etc.) which accounted for over 60% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation ETF (TARK)	-28.46%	-28.13%
S&P 500 Index	8.25%	11.36%
ARK Innovation ETF Index	-4.99%	-0.91%
[1]	The Fund commenced operations on April 28, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/tark-2x-long-innovation-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,150,513
Total number of portfolio holdings	3
Total advisory fees paid (net)	$431,402
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	71%
Swap	29%
Total	100%
Material Fund Changes
On November 15, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold two Fund shares for every one Fund share previously held as of the close of business on November 26, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tark-2x-long-innovation-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/tark-2x-long-innovation-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long Innovation ETF
Tradr
1.5X Short NVDA
Daily ETF
NVDS
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$88	1.15%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1.5X Short NVDA ETF (“TSLQ” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the inverse daily performance of the NVIDIA common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -47.05% and an average daily statistical correlation of over 0.99 to negative one and a half times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 19.98% and an annualized volatility of 56.59%.
The Reference Asset performance was driven by the performance of its artificial intelligence business and other business lines.  For more information on NVIDIA financial performance, please see the NVIDIA annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1.5X Short NVDA Daily ETF (NVDS)	-47.05%	-71.61%
S&P 500 Index	8.25%	17.21%
[1]	The Fund commenced operations on July 13, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,333,935
Total number of portfolio holdings	2
Total advisory fees paid (net)	$363,697
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	61%
Swap	39%
Total	100%
Material Fund Changes
On July 15, 2024, the Fund changed its name from Tradr 1.25X NVDA Bear Daily ETF to Tradr 1.5X Short NVDA Daily ETF.
Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.  In addition, the Fund updated certain principal risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 1.5X Short NVDA Daily ETF

Tradr
2X Short TSLA
Daily ETF
TSLQ
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$71	1.17%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short TSLA ETF (“TSLQ” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the Tesla common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -78.99% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 47.91% and an annualized volatility of 69.24%.
The Reference Asset performance was driven by the performance of its electrical car business.  For more information on Tesla financial performance, please see the Tesla annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Short TSLA Daily ETF (TSLQ)	-78.99%	-46.04%
S&P 500 Index	8.25%	17.21%
[1]	The Fund commenced operations on July 13, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/tslq-2x-short-tsla-daily-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$351,268,778
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,175,730
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	63%
Swap	37%
Total	100%
Material Fund Changes
On July 15, 2024, the Fund changed its name from Tradr TSLA Bear Daily ETF to Tradr 2X Short TSLA Daily ETF.
On November 15, 2024, the Trust’s Board approved a one-for-six reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.
Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.  In addition, the Fund updated certain principal risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Short TSLA Daily ETF

Tradr
1X Short Innovation
Daily ETF
SARK
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tradr 1X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1X Short Innovation Daily ETF (SARK)	$83	0.95%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1X Short Innovation ETF (“SARK” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the ARK Innovation ETF (the “Reference Asset”). After fiscal year end, the Fund adjusted its leverage to one times (1X) the inverse daily performance of the Reference Security.  The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -24.95% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -4.99% and an annualized volatility of 38.77%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, Coinbase, etc.) which accounted for over 60% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1X Short Innovation Daily ETF (SARK)	-24.95%	-1.79%
S&P 500 Index	8.25%	7.00%
ARK Innovation ETF Index	-4.99%	-24.24%
[1]	The Fund commenced operations on November 5, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/sark-1x-short-innovation-daily-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$68,790,758
Total number of portfolio holdings	3
Total advisory fees paid (net)	$603,960
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	71%
Swap	29%
Total	100%
Material Fund Changes
On April 7, 2025, (the "Effective Date"), the Fund changed its name to Tradr 1X Short Innovation Daily ETF (formerly, Tradr Short 2X Innovation Daily ETF, which changed its name from Tradr Short Innovation daily ETF on July 15, 2024). As of the Effective Date, the Fund changed its principal investment strategy and objective to seek to provide daily investment results, before fees and expenses, of the inverse (-100%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.  In addition, the Fund updated certain principal risks.
On November 15, 2024, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund.
On August 6, 2024, the Advisor increased the management fee and annual operating expenses from 0.65% to 0.75% and from 0.75% to 1.15%, respectively.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 1X Short Innovation Daily ETF
Tradr
2X Long Innovation 100
Monthly ETF
MQQQ
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Monthly ETF (“Fund”) for the period of August 30, 2024 to March 31, 2025. You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	$74	1.31%[2]
1	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Monthly ETF (“MQQQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the monthly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2025, the Fund had a total return of -7.90% since inception on August 30, 2024 and an average monthly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -1.54% and an annualized volatility of 20.04%.
The Index performance was driven by the performance of its ten largest companies (Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	-7.90%
S&P 500 Index	0.13%
Nasdaq 100	-1.06%
[1]	The Fund commenced operations on August 30, 2024.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,904,934
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	115%
Swap	(15)%
Total	100%
Material Fund Changes
On May 16, 2025, the Fund changed its name from Tradr 2X Long Triple Q Monthly ETF to Tradr 2X Long Innovation 100 Monthly ETF.
This is a summary of certain changes to the Fund since August 30, 2024. For more complete information, you may review the Fund's prospectus, which is dated August 14, 2024, as amended May 7, 2025 at https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long Innovation 100 Monthly ETF

Tradr
2X Long SPY
Quarterly ETF
SPYQ
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of September 30, 2024 to March 31, 2025. You can find additional information about the Fund at www.tradretfs.com/spyq-2x-long-spy-quarterly-etf. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$63	1.30%[2]
1	The Fund commenced operations on September 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SPY Quarterly ETF (“SPYQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the SPDR S&P 500 ETF (the “Reference Asset”) which itself tracks the S&P 500 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2025, the Fund had a total return of -8.08% since inception on September 30, 2024 and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -1.97% and an annualized volatility of 14.53%.
The Index performance was driven by the performance of its ten largest companies (Microsoft, Apple, etc.) which accounted for nearly 34% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SPY Quarterly ETF (SPYQ)	-8.08%
S&P 500 Index	-1.97%
[1]	The Fund commenced operations on September 30, 2024.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/spyq-2x-long-spy-quarterly-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,894,689
Total number of portfolio holdings	2
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	111%
Swap	(11)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long SPY Quarterly ETF

Tradr
2X Long Innovation 100
Quarterly ETF
QQQP
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Quarterly ETF (“Fund”) for the period of September 30, 2024 to March 31, 2025. You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	$61	1.30%[2]
1	The Fund commenced operations on September 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Quarterly ETF (“QQQP” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2025, the Fund had a total return of -12.04% since inception on September 30, 2024 and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -3.63% and an annualized volatility of 19.98%.
The Index performance was driven by the performance of its ten largest companies (Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	-12.04%
S&P 500 Index	-1.97%
[1]	The Fund commenced operations on September 30, 2024.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,225,305
Total number of portfolio holdings	2
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	114%
Swap	(14)%
Total	100%
Material Fund Changes
On May 16, 2025, the Fund changed its name from Tradr 2X Long Triple Q Quarterly ETF to Tradr 2X Long Innovation 100 Quarterly ETF.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus, which is dated August 14, 2024, as amended May 7, 2025 at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long Innovation 100 Quarterly ETF

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 528-7237.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Tradr ETFs	FYE 3/31/2025	FYE 3/31/2024
(a)	Audit Fees	$93,500	$58,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$17,900	$10,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Tradr ETFs	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Tradr ETFs	FYE 3/31/2025	FYE 3/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long Innovation ETF

(formerly, AXS 2X Innovation ETF)

(TARK)

Tradr 1.5X Short NVDA Daily ETF

(formerly, Tradr 1.25X NVDA Bear Daily ETF)

(NVDS)

Tradr 2X Short TSLA Daily ETF

(formerly, Tradr TSLA Bear Daily ETF)

(TSLQ)

Tradr 1X Short Innovation Daily ETF

(formerly, Tradr 2X Short Innovation Daily ETF)

(SARK)

Tradr 2X Long Innovation 100 Monthly ETF

(formerly, Tradr 2X Long Triple Q Monthly ETF)

(MQQQ)

Tradr 2X Long SPY Quarterly ETF

(SPYQ)

Tradr 2X Long Innovation 100 Quarterly ETF

(formerly, Tradr 2X Long Triple Q Quarterly ETF)

(QQQP)

ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

Tradr ETFs

Each a series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the Tradr ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.tradretfs.com

Tradr 2X Long Innovation ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Value
Other Assets in Excess of Liabilities — 100.0%	$51,150,513
TOTAL NET ASSETS — 100.0%	$51,150,513

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Receive	4.83% (OBFR01* + 50bps)	At Maturity	5/2/2025	$27,921,724	$-	$8,649,805
Clear Street	ARK Innovation ETF	Receive	4.88% (OBFR01* + 55bps)	At Maturity	6/27/2025	61,197,839	-	6,671,251
Goldman Sachs	ARK Innovation ETF	Receive	4.43% (FRED** + 10bps)	At Maturity	3/16/2026	2,498,093	-	(433,599)
TOTAL EQUITY SWAP CONTRACTS								$14,887,457

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.
**	FRED - Federal Funds Effective Rate, 4.33% as of March 31, 2025.

See accompanying Notes to Financial Statements.

1

Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Value
Other Assets in Excess of Liabilities — 100.0%	$44,333,935
TOTAL NET ASSETS — 100.0%	$44,333,935

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	NVIDIA Corp.	Pay	3.98% (OBFR01* -35bps)	At Maturity	5/2/2025	$(23,304,046)	$-	$5,792,245
Clear Street	NVIDIA Corp.	Pay	3.83% (OBFR01* -50bps)	At Maturity	1/6/2026	(56,905,733)	-	11,416,005
TOTAL EQUITY SWAP CONTRACTS								$17,208,250

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.

See accompanying Notes to Financial Statements.

2

Tradr 2X Short TSLA Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Value
Other Assets in Excess of Liabilities — 100.0%	$351,268,778
TOTAL NET ASSETS — 100.0%	$351,268,778

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Tesla, Inc.	Pay	3.83% (OBFR01* -50bps)	At Maturity	5/2/2025	$(170,499,481)	$-	$38,033,864
Clear Street	Tesla, Inc.	Pay	3.83% (OBFR01* -50bps)	At Maturity	1/6/2026	(509,763,000)	-	95,581,960
Goldman Sachs	Tesla, Inc.	Pay	4.13% (FRED ** -20bps)	At Maturity	4/6/2026	(180,608,604)	-	(2,499,394)
TOTAL EQUITY SWAP CONTRACTS								$131,116,430

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.
**	FRED - Federal Funds Effective Rate, 4.33% as of March 31, 2025

See accompanying Notes to Financial Statements.

3

Tradr 1X Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Value
Other Assets in Excess of Liabilities — 100.0%	$68,790,758
TOTAL NET ASSETS — 100.0%	$68,790,758

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Pay	2.08% (OBFR01* - 225bps)	At Maturity	5/2/2025	$(67,166,961)	$-	$8,810,895
Clear Street	ARK Innovation ETF	Pay	2.26% (OBFR01* - 207bps)	At Maturity	1/6/2026	(95,138,604)	-	10,746,398
Goldman Sachs	ARK Innovation ETF	Pay	1.46% (SOFR** - 290bps)	At Maturity	5/7/2025	(1,279,521)	-	218,468
TOTAL EQUITY SWAP CONTRACTS								$19,775,761

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.
**	SOFR - Secured Overnight Financing Rate, 4.36% as of March 31, 2025.

See accompanying Notes to Financial Statements.

4

Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Value
Other Assets in Excess of Liabilities — 100.0%	$6,904,934
TOTAL NET ASSETS — 100.0%	$6,904,934

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Invesco QQQ Trust, Series 1	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$4,260,760	$-	$(685,934)
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/29/25	4,682,906	-	(253,195)
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	1/28/26	5,039,933	-	(102,156)
TOTAL EQUITY SWAP CONTRACTS								$(1,041,285)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.

See accompanying Notes to Financial Statements.

5

Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Value
Other Assets in Excess of Liabilities — 100.0%	$6,894,689
TOTAL NET ASSETS — 100.0%	$6,894,689

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	SPDR S&P 500 ETF Trust	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$6,412,570	$-	$(351,113)
Clear Street	SPDR S&P 500 ETF Trust	Receive	5.33% (OBFR01* + 100bps)	At Maturity	11/4/25	7,891,264	-	(374,159)
TOTAL EQUITY SWAP CONTRACTS								$(725,272)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.

See accompanying Notes to Financial Statements.

6

Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Value
Other Assets in Excess of Liabilities — 100.0%	$10,225,305
TOTAL NET ASSETS — 100.0%	$10,225,305

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Invesco QQQ Trust, Series 1	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$8,454,221	$-	$(592,603)
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	11/4/25	13,016,104	-	(834,407)
TOTAL EQUITY SWAP CONTRACTS								$(1,427,010)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.

See accompanying Notes to Financial Statements.

7

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2025

	Tradr 2X Long Innovation ETF		Tradr 1.5X Short NVDA Daily ETF
Assets:
Cash	$10,542,133		$12,122,347
Cash collateral held for open swap contracts	23,039,904		14,432,441
Unrealized appreciation on open swap contracts	15,321,056		17,208,250
Receivables:
Fund shares sold	2,839,820		735,890
Prepaid expenses	1,765		886
Total assets	51,744,678		44,499,814

Liabilities:
Unrealized depreciation on open swap contracts	433,599		-
Payables:
Investment securities purchased	-		-
Fund shares redeemed	-		-
Advisory fees	37,831		31,028
Fund administration fees	16,346		14,685
Transfer agent fees and expenses	12,020		25,300
Custody fees	19,672		14,471
Auditing fees	18,350		18,350
Fund accounting fees	13,894		14,886
Trustees’ deferred compensation (Note 3)	13,615		13,707
Legal fees	4,242		5,521
Shareholder reporting fees	3,828		4,159
Trustees’ fees and expenses	3,147		3,390
Chief Compliance Officer fees	2,062		1,300
Accrued other expenses	15,559		19,082
Total liabilities	594,165		165,879
Commitments and contingencies (Note 3)
Net Assets	$51,150,513		$44,333,935

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$31,386,281		$220,634,337
Total distributable earnings (accumulated deficit)	19,764,232		(176,300,402)
Net Assets	$51,150,513		$44,333,935

Shares of beneficial interest issued and outstanding	1,801,380	*	1,505,175	**
Net asset value per share	$28.40		$29.45

*	The Fund had a 2-1 forward stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.
**	The Fund had a 1-5 reverse stock split after the close of business April 2, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

8

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2025

	Tradr 2X Short TSLA Daily ETF		Tradr 1X Short Innovation Daily ETF
Assets:
Cash	$18,878,878		$8,439,778
Cash collateral held for open swap contracts	230,570,000		39,021,060
Unrealized appreciation on open swap contracts	133,615,824		19,775,761
Receivables:
Fund shares sold	-		1,812,765
Prepaid expenses	6,901		1,164
Total assets	383,071,603		69,050,528

Liabilities:
Unrealized depreciation on open swap contracts	2,499,394		-
Payables:
Investment securities purchased	1,685,189		-
Fund shares redeemed	27,228,271		-
Advisory fees	232,370		48,676
Fund administration fees	26,010		25,322
Transfer agent fees and expenses	18,792		12,445
Custody fees	35,117		26,160
Auditing fees	18,350		18,350
Fund accounting fees	13,951		16,470
Trustees’ deferred compensation (Note 3)	25,579		29,785
Legal fees	778		23,641
Shareholder reporting fees	3,591		17,016
Trustees’ fees and expenses	4,618		11,764
Chief Compliance Officer fees	796		8,918
Accrued other expenses	10,019		21,223
Total liabilities	31,802,825		259,770
Commitments and contingencies (Note 3)
Net Assets	$351,268,778		$68,790,758

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$470,395,851		$161,459,859
Total distributable earnings (accumulated deficit)	(119,127,073)		(92,669,101)

Net Assets	$351,268,778		$68,790,758
Shares of beneficial interest issued and outstanding	7,669,135	*	1,328,308	**
Net asset value per share	$45.80		$51.79

*	The Fund had a 1-6 reverse stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.
**	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

9

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2025

	Tradr 2X Long Innovation 100 Monthly ETF	Tradr 2X Long SPY Quarterly ETF
Assets:
Cash	$901,821	$2,589,467
Cash collateral held for open swap contracts	7,110,000	5,080,146
Receivables:
Due from Advisor	-	6,088
Prepaid offering costs	5,376	6,516
Prepaid expenses	753	214
Total assets	8,017,950	7,682,431

Liabilities:
Unrealized depreciation on open swap contracts	1,041,285	725,272
Payables:
Advisory fees	10,051	-
Fund administration fees	12,874	13,882
Transfer agent fees and expenses	5,309	6,256
Custody fees	4,728	4,133
Auditing fees	13,250	13,250
Fund accounting fees	9,874	3,459
Trustees’ deferred compensation (Note 3)	309	339
Legal fees	4,154	6,547
Shareholder reporting fees	3,856	2,822
Trustees’ fees and expenses	2,952	4,980
Chief Compliance Officer fees	748	2,512
Accrued other expenses	3,626	4,290
Total liabilities	1,113,016	787,742
Commitments and contingencies (Note 3)
Net Assets	$6,904,934	$6,894,689

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,000,966	$7,813,395
Total distributable earnings (accumulated deficit)	(3,096,032)	(918,706)
Net Assets	$6,904,934	$6,894,689

Shares of beneficial interest issued and outstanding	300,000	300,000
Net asset value per share	$23.02	$22.98

See accompanying Notes to Financial Statements.

10

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2025

Tradr 2X Long Innovation 100 Quarterly ETF
Assets:
Cash	$3,736,192
Cash collateral held for open swap contracts	7,970,157
Receivables:
Due from Advisor	2,472
Prepaid offering costs	6,266
Prepaid expenses	298
Total assets	11,715,385

Liabilities:
Unrealized depreciation on open swap contracts	1,427,010
Payables:
Advisory fees	-
Fund administration fees	11,154
Transfer agent fees and expenses	7,255
Custody fees	4,946
Auditing fees	13,250
Fund accounting fees	7,018
Trustees’ deferred compensation (Note 3)	570
Legal fees	6,344
Shareholder reporting fees	4,199
Trustees’ fees and expenses	1,787
Chief Compliance Officer fees	2,292
Accrued other expenses	4,255
Total liabilities	1,490,080
Commitments and contingencies (Note 3)
Net Assets	$10,225,305

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,968,089
Total distributable earnings (accumulated deficit)	(1,742,784)
Net Assets	$10,225,305

Shares of beneficial interest issued and outstanding	465,000
Net asset value per share	$21.99

See accompanying Notes to Financial Statements.

11

Tradr Funds

STATEMENTS OF OPERATIONS

For the Year/Period Ended March 31, 2025

	Tradr 2X Long Innovation ETF	Tradr 1.5X Short NVDA Daily ETF
Investment Income:
Interest	$1,630,848	$2,635,368
Total investment income	1,630,848	2,635,368

Expenses:
Advisory fees	575,059	533,857
Fund administration fees	68,093	61,051
Transfer agent fees and expenses	12,105	31,472
Custody fees	47,421	54,594
Fund accounting fees	41,764	42,338
Trustees’ fees and expenses	19,668	16,296
Shareholder reporting fees	19,222	26,496
Auditing fees	18,350	18,350
Legal fees	12,138	11,682
Miscellaneous	11,985	10,163
Insurance fees	6,929	4,439
Chief Compliance Officer fees	6,900	5,669
Excise tax expense	-	-
Total expenses	839,634	816,407
Advisory fees (waived) recovered	(143,657)	(170,160)
Net expenses	695,977	646,247
Net investment income (loss)	934,871	1,989,121

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	8,782,547	(64,238,352)
Net realized gain (loss)	8,782,547	(64,238,352)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(15,912,692)	49,767,592
Net change in unrealized appreciation/depreciation	(15,912,692)	49,767,592
Net realized and unrealized gain (loss)	(7,130,145)	(14,470,760)

Net Increase (Decrease) in Net Assets from Operations	$(6,195,274)	$(12,481,639)

See accompanying Notes to Financial Statements.

12

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2025

	Tradr 2X Short TSLA Daily ETF	Tradr 1X Short Innovation Daily ETF
Investment Income:
Interest	$5,138,535	$3,418,004
Total investment income	5,138,535	3,418,004

Expenses:
Advisory fees	1,251,430	571,084
Fund administration fees	105,164	13,971
Transfer agent fees and expenses	22,082	16,830
Custody fees	36,311	25,537
Fund accounting fees	42,573	21,786
Trustees’ fees and expenses	40,116	14,082
Shareholder reporting fees	27,300	17,562
Auditing fees	18,350	17,345
Legal fees	10,754	7,996
Miscellaneous	4,845	21,167
Insurance fees	23,141	7,104
Chief Compliance Officer fees	9,640	5,054
Excise tax expense	25,695	-
Total expenses	1,617,401	739,518
Advisory fees (waived) recovered	(75,700)	32,876
Net expenses	1,541,701	772,394
Net investment income (loss)	3,596,834	2,645,610

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(193,646,044)	(60,343,869)
Net realized gain (loss)	(193,646,044)	(60,343,869)
Net change in unrealized appreciation/depreciation on:
Swap contracts	117,363,136	54,248,600
Net change in unrealized appreciation/depreciation	117,363,136	54,248,600
Net realized and unrealized gain (loss)	(76,282,908)	(6,095,269)

Net Increase (Decrease) in Net Assets from Operations	$(72,686,074)	$(3,449,659)

See accompanying Notes to Financial Statements.

13

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2025

	Tradr 2X Long Innovation 100 Monthly ETF*	Tradr 2X Long SPY Quarterly ETF**
Investment Income:
Interest	$232,158	$133,374
Total investment income	232,158	133,374

Expenses:
Advisory fees	62,928	36,260
Fund administration fees	32,032	28,528
Transfer agent fees and expenses	7,881	9,972
Custody fees	4,675	4,319
Fund accounting fees	11,666	5,092
Trustees’ fees and expenses	3,905	5,984
Shareholder reporting fees	6,484	5,086
Auditing fees	13,250	13,250
Legal fees	6,448	8,067
Miscellaneous	9,419	9,589
Insurance fees	538	215
Chief Compliance Officer fees	1,280	2,843
Excise tax expense	497	-
Offering costs	7,124	5,959
Total expenses	168,127	135,164
Advisory fees (waived) recovered	(62,928)	(36,260)
Other expenses absorbed	(22,933)	(51,850)
Net expenses	82,266	47,054
Net investment income (loss)	149,892	86,320

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(2,090,749)	(281,231)
Net realized gain (loss)	(2,090,749)	(281,231)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(1,041,285)	(725,272)
Net change in unrealized appreciation/depreciation	(1,041,285)	(725,272)
Net realized and unrealized gain (loss)	(3,132,034)	(1,006,503)

Net Increase (Decrease) in Net Assets from Operations	$(2,982,142)	$(920,183)

*	The Fund commenced operations on August 30, 2024.
**	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

14

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2025

Tradr 2X Long Innovation 100 Quarterly ETF*
Investment Income:
Interest	$213,830
Total investment income	213,830

Expenses:
Advisory fees	60,007
Fund administration fees	28,528
Transfer agent fees and expenses	8,972
Custody fees	4,319
Fund accounting fees	8,641
Trustees’ fees and expenses	3,484
Shareholder reporting fees	6,586
Auditing fees	13,250
Legal fees	8,067
Miscellaneous	9,605
Insurance fees	299
Chief Compliance Officer fees	2,843
Excise tax expense	-
Offering costs	6,233
Total expenses	160,834
Advisory fees (waived) recovered	(60,007)
Other expenses absorbed	(22,883)
Net expenses	77,944
Net investment income (loss)	135,886

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(470,352)
Net realized gain (loss)	(470,352)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(1,427,010)
Net change in unrealized appreciation/depreciation	(1,427,010)
Net realized and unrealized gain (loss)	(1,897,362)

Net Increase (Decrease) in Net Assets from Operations	$(1,761,476)

*	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

15

Tradr 2X Long Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$934,871	$1,456,668
Net realized gain (loss) on swap contracts	8,782,547	(3,660,047)
Net change in unrealized appreciation/depreciation on swap contracts	(15,912,692)	28,371,355
Net increase (decrease) in net assets resulting from operations	(6,195,274)	26,167,976

Distributions to Shareholders:
Total distributions to shareholders	(356,203)	-

Capital Transactions:
Net proceeds from shares sold	76,705,393	121,856,220
Cost of shares redeemed	(82,921,040)	(134,977,535)
Net increase (decrease) in net assets from capital transactions	(6,215,647)	(13,121,315)

Total increase (decrease) in net assets	(12,767,124)	13,046,661

Net Assets:
Beginning of period	63,917,637	50,870,976
End of period	$51,150,513	$63,917,637
Capital Share Transactions*:
Shares sold	2,355,000	3,760,000
Shares redeemed	(2,155,000)	(3,740,000)
Net increase (decrease) in capital share transactions	200,000	20,000

*	The Fund had a 2-1 forward stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16

Tradr 1.5X Short NVDA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,989,121	$4,034,960
Net realized gain (loss) on swap contracts	(64,238,352)	(115,482,199)
Net change in unrealized appreciation/depreciation on swap contracts	49,767,592	(15,375,439)
Net increase (decrease) in net assets resulting from operations	(12,481,639)	(126,822,678)

Distributions to Shareholders:
Total distributions to shareholders	(6,329,706)	(8,099,106)

Capital Transactions:
Net proceeds from shares sold	565,830,966	678,976,601
Cost of shares redeemed	(572,906,786)	(565,307,589)
Net increase (decrease) in net assets from capital transactions	(7,075,820)	113,669,012

Total increase (decrease) in net assets	(25,887,165)	(21,252,772)

Net Assets:
Beginning of period	70,221,100	91,473,872
End of period	$44,333,935	$70,221,100
Capital Share Transactions*:
Shares sold	15,021,000	5,110,000
Shares redeemed	(14,614,021)	(4,239,804)
Net increase (decrease) in capital share transactions	406,979	870,196

*	The Fund had two 1-5 reverse stock splits after the close of business August 14, 2023 and April 2, 2024, of which was reflected as of March 31, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

17

Tradr 2X Short TSLA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,596,834	$3,734,317
Net realized gain (loss) on swap contracts	(193,646,044)	(23,255,014)
Net change in unrealized appreciation/depreciation on swap contracts	117,363,136	19,649,205
Net increase (decrease) in net assets resulting from operations	(72,686,074)	128,508

Distributions to Shareholders:
Total distributions to shareholders	(10,208,668)	(9,777,526)

Capital Transactions:
Net proceeds from shares sold	1,792,352,426	992,642,539
Cost of shares redeemed	(1,463,956,532)	(989,596,413)
Net increase (decrease) in net assets from capital transactions	328,395,894	3,046,126

Total increase (decrease) in net assets	245,501,152	(6,602,892)

Net Assets:
Beginning of period	105,767,626	112,370,518
End of period	$351,268,778	$105,767,626
Capital Share Transactions*:
Shares sold	35,019,167	4,738,333
Shares redeemed	(27,810,032)	(4,718,333)
Net increase (decrease) in capital share transactions	7,209,135	20,000

*	The Fund had a 1-6 reverse stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

18

Tradr 1X Short Innovation Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,645,610	$8,889,531
Net realized gain (loss) on swap contracts	(60,343,869)	(42,116,086)
Net change in unrealized appreciation/depreciation on swap contracts	54,248,600	(17,142,006)
Net increase (decrease) in net assets resulting from operations	(3,449,659)	(50,368,561)

Distributions to Shareholders:
Total distributions to shareholders	(7,481,605)	(16,893,270)

Capital Transactions:
Net proceeds from shares sold	186,931,508	362,642,105
Cost of shares redeemed	(232,791,243)	(479,956,355)
Net increase (decrease) in net assets from capital transactions	(45,859,735)	(117,314,250)

Total increase (decrease) in net assets	(56,790,999)	(184,576,081)

Net Assets:
Beginning of period	125,581,757	310,157,838
End of period	$68,790,758	$125,581,757
Capital Share Transactions*:
Shares sold	2,850,000	3,533,333
Shares redeemed	(3,080,025)	(4,558,333)
Net increase (decrease) in capital share transactions	(230,025)	(1,025,000)

*	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

19

Tradr 2X Long Innovation 100 Monthly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2025*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$149,892
Net realized gain (loss) on swap contracts	(2,090,749)
Net change in unrealized appreciation/depreciation on swap contracts	(1,041,285)
Net increase (decrease) in net assets resulting from operations	(2,982,142)

Distributions to Shareholders:
Total distributions to shareholders	(3,478)

Capital Transactions:
Net proceeds from shares sold	53,251,676
Cost of shares redeemed	(43,361,122)
Net increase (decrease) in net assets from capital transactions	9,890,554

Total increase (decrease) in net assets	6,904,934

Net Assets:
Beginning of period	-
End of period	$6,904,934
Capital Share Transactions:
Shares sold	1,955,000
Shares redeemed	(1,655,000)
Net increase (decrease) in capital share transactions	300,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

20

Tradr 2X Long SPY Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2025*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$86,320
Net realized gain (loss) on swap contracts	(281,231)
Net change in unrealized appreciation/depreciation on swap contracts	(725,272)
Net increase (decrease) in net assets resulting from operations	(920,183)

Capital Transactions:
Net proceeds from shares sold	11,357,415
Cost of shares redeemed	(3,542,543)
Net increase (decrease) in net assets from capital transactions	7,814,872

Total increase (decrease) in net assets	6,894,689

Net Assets:
Beginning of period	-
End of period	$6,894,689
Capital Share Transactions:
Shares sold	440,000
Shares redeemed	(140,000)
Net increase (decrease) in capital share transactions	300,000

*	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

21

Tradr 2X Long Innovation 100 Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2025*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$135,886
Net realized gain (loss) on swap contracts	(470,352)
Net change in unrealized appreciation/depreciation on swap contracts	(1,427,010)
Net increase (decrease) in net assets resulting from operations	(1,761,476)

Capital Transactions:
Net proceeds from shares sold	15,869,820
Cost of shares redeemed	(3,883,039)
Net increase (decrease) in net assets from capital transactions	11,986,781

Total increase (decrease) in net assets	10,225,305

Net Assets:
Beginning of period	-
End of period	$10,225,305
Capital Share Transactions:
Shares sold	620,000
Shares redeemed	(155,000)
Net increase (decrease) in capital share transactions	465,000

*	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

22

Tradr 2X Long Innovation ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2025***	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*,**
Net asset value, beginning of period	$39.92	$32.17	$75.00
Income from Investment Operations:
Net investment income (loss)[1]	0.54	0.82	0.21
Net realized and unrealized gain (loss)	(11.80)	6.93	(43.04)
Total from investment operations	(11.26)	7.75	(42.83)

Less Distributions:
From net realized gain	(0.26)	-	-
Total distributions	(0.26)	-	-
Net asset value, end of period	$28.40	$39.92	$32.17

Total return[2,3]	(28.46)%	24.07%	(57.11)%[4]

Total return at market price[3,5]	(28.24)%	24.05%	(57.11)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,151	$63,918	$50,871
Ratio of expenses to average net assets:

Before fees waived and expenses absorbed/recovered	1.39%	1.49%	1.43%[6]
After fees waived and expenses absorbed/recovered	1.15%	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.31%	2.05%	0.36%[6]
After fees waived and expenses absorbed/recovered	1.55%	2.39%	0.64%[6]

Portfolio turnover rate	-%	-%	-%[4]

*	The Fund commenced operations on April 28, 2022.
**	The Fund had a 1-5 stock split after the close of business November 30, 2022. Note 1 in the accompanying Notes to Financial Statements.
***	The Fund had a 2-1 forward stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

23

Tradr 1.5X Short NVDA Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024**	For the Period Ended March 31, 2023*
Net asset value, beginning of period	$63.94	$401.20	$1,250.00
Income from Investment Operations:
Net investment income (loss)[1]	1.24	7.80	9.20
Net realized and unrealized gain (loss)	(32.14)	(323.71)	(835.40)
Total from investment operations	(30.90)	(315.91)	(826.20)

Less Distributions:
From net investment income	(3.59)	(21.35)	(2.72)
From net realized gain	-	-	(19.88)
Total distributions	(3.59)	(21.35)	(22.60)
Net asset value, end of period	$29.45	$63.94	$401.20

Total return[2,3]	(47.05)%	(81.73)%	(66.14)%[4]

Total return at market price[3,5]	(47.30)%	(81.72)%	(66.14)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,334	$70,221	$91,474
Ratio of expenses to average net assets:

Before fees waived and expenses absorbed/recovered	1.45%	1.42%	1.81%[6]
After fees waived and expenses absorbed/recovered	1.15%	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.24%	4.38%	1.69%[6]
After fees waived and expenses absorbed/recovered	3.54%	4.65%	2.35%[6]

Portfolio turnover rate	-%	-%	-%[4]

*	The Fund commenced operations on July 13, 2022.
**	The Fund had two 1-5 reverse stock splits after the close of business August 14, 2023 and April 2, 2024, of which was reflected as of March 31, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

24

Tradr 2X Short TSLA Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2025**	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Net asset value, beginning of period	$229.92	$255.36	$300.00
Income from Investment Operations:
Net investment income (loss)[1]	1.38	7.68	4.92
Net realized and unrealized gain (loss)	(184.18)	(10.74)	(37.38)
Total from investment operations	(182.80)	(3.06)	(32.46)

Less Distributions:
From net investment income	(1.32)	(22.38)	(2.76)
From net realized gain	-	-	(9.42)
Total distributions	(1.32)	(22.38)	(12.18)
Net asset value, end of period	$45.80	$229.92	$255.36

Total return[2,3]	(78.99)%	2.44%	(12.97)%[4]

Total return at market price[3,5]	(79.00)%	2.52%	(13.02)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$351,269	$105,768	$112,371

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.23%[6]	1.45%	1.21%[7]
After fees waived and expenses absorbed/recovered	1.17%[6]	1.15%	1.15%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.66%[6]	3.27%	2.21%[7]
After fees waived and expenses absorbed/recovered	2.72%[6]	3.57%	2.27%[7]

Portfolio turnover rate	-%	-%	-%[4]

*	The Fund commenced operations on July 13, 2022.
**	The Fund had a 1-6 reverse stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.02% for the year ended March 31, 2025.
[7]	Annualized.

See accompanying Notes to Financial Statements.

25

Tradr 1X Short Innovation Daily ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2025***	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023**	For the Period Ended September 30, 2022*
Net asset value, beginning of period	$80.58	$120.06	$185.67	$90.00
Income from Investment Operations:
Net investment income (loss)[1]	2.21	4.53	1.71	(0.72)
Net realized and unrealized gain (loss)	(24.48)	(34.23)	(26.07)	96.39
Total from investment operations	(22.27)	(29.70)	(24.36)	95.67

Less Distributions:
From net investment income	(6.52)	(9.78)	-	-
From net realized gain	-	-	(41.25)	-
Total distributions	(6.52)	(9.78)	(41.25)	-
Net asset value, end of period	$51.79	$80.58	$120.06	$185.67

Total return[2,3]	(24.95)%	(24.22)%	(19.82)%[4]	106.28%[4]

Total return at market price[3,5]	(24.89)%	(24.28)%	(19.69)%[4]	106.23%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,791	$125,582	$310,158	$374,405

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.91%	0.94%	1.01%[6]	0.83%[6]
After fees waived and expenses absorbed/recovered	0.95%[7]	0.75%	0.75%[6]	0.75%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.28%	4.04%	2.03%[6]	(0.58)%[6]
After fees waived and expenses absorbed/recovered	3.24%[7]	4.23%	2.29%[6]	(0.50)%[6]

Portfolio turnover rate	-%	-%	-%[4]	-%[4]

^	Financial information from November 5, 2021 through August 5, 2022 is for Tuttle Capital Short Innovation ETF, which was reorganized into the AXS Tradr 1X Short Innovation Daily ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on November 5, 2021.
**	Fiscal year end changed to March 31, effective October 1, 2022.
***	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.
[7]	Effective August 6, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.15%. Prior to August 6, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 0.75%.

See accompanying Notes to Financial Statements.

26

Tradr 2X Long Innovation 100 Monthly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2025*
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.38
Net realized and unrealized gain (loss)	(2.35)
Total from investment operations	(1.97)

Less Distributions:
From net realized gain	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$23.02

Total return[2,3]	(7.90)%[4]

Total return at market price[3,5]	(7.94)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,905

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.68%[6,7]
After fees waived and expenses absorbed/recovered	1.31%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.02%[6]
After fees waived and expenses absorbed/recovered	2.39%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.
[7]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended March 31, 2025.

See accompanying Notes to Financial Statements.

27

Tradr 2X Long SPY Quarterly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2025*
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.31
Net realized and unrealized gain (loss)	(2.33)
Total from investment operations	(2.02)
Net asset value, end of period	$22.98

Total return[2,3]	(8.08)%[4]

Total return at market price[3,5]	(8.12)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,895

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	3.73%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.05)%[6]
After fees waived and expenses absorbed/recovered	2.38%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on September 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

28

Tradr 2X Long Innovation 100 Quarterly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2025*
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.30
Net realized and unrealized gain (loss)	(3.31)
Total from investment operations	(3.01)
Net asset value, end of period	$21.99

Total return[2,3]	(12.04)%[4]

Total return at market price[3,5]	(12.12)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,225

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.68%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.89%[6]
After fees waived and expenses absorbed/recovered	2.27%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on September 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

29

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

Note 1 – Organization

Tradr 2X Long Innovation ETF (formerly, AXS 2X Innovation ETF) (the “2X Long Innovation ETF”), Tradr 1.5X Short NVDA Daily ETF (formerly, Tradr 1.25X NVDA Bear Daily ETF) (the “1.5X Short NVDA Daily ETF”), Tradr 2X Short TSLA Daily ETF (formerly, Tradr TSLA Bear Daily ETF) (the “2X Short TSLA Daily”), Tradr 1X Short Innovation Daily ETF (formerly, Tradr 2X Short Innovation Daily ETF) (the “1X Short Innovation Daily ETF”), Tradr 2X Long Innovation 100 Monthly ETF (formerly, Tradr 2X Long Triple Q Monthly ETF) (the “2X Long Innovation 100 Monthly ETF”), Tradr 2X Long SPY Quarterly ETF (the “2X Long SPY Quarterly ETF”), and Tradr 2X Long Innovation 100 Quarterly ETF (formerly, Tradr 2X Long Triple Q Quarterly ETF) (the “2X Long Innovation 100 Quarterly ETF”), (each a “Fund” and collectively the ’‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds seek leveraged and inverse leveraged investment results, before fees and expenses, of the daily, weekly, monthly or quarterly performance of the Funds’ underlying security listed in the table below. The Funds are actively managed exchange-traded funds (“ETF”).

The Funds’ commencement of operations, underlying security and leverage are as follows:

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long Innovation ETF	April 28, 2022	ARK Innovation ETF	200%
1.5X Short NVDA Daily ETF	July 13, 2022	NVIDIA Corporation	-150%
2X Short TSLA Daily ETF	July 13, 2022	Tesla, Inc.	-200%
1X Short Innovation Daily ETF	August 8, 2022	ARK Innovation ETF	-100%
2X Long Innovation 100 Monthly ETF	August 30, 2024	Invesco QQQ Trust	200%
2X Long SPY Quarterly ETF	September 30, 2024	SPDR® S&P 500® ETF Trust	200%
2X Long Innovation 100 Quarterly ETF	September 30, 2024	Invesco QQQ Trust	200%

On November 15, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the 2X Long Innovation ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold two Fund shares for every one Fund share previously held as of the close of business on November 26, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

On November 15, 2022, the Trust’s Board approved a one-for-five reverse share split for shares of the 2X Long Innovation ETF, effective after the close of business on November 30, 2022. On December 1, 2022, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on November 30, 2022. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

On July 15, 2024, the Tradr 1.25X NVDA Bear Daily ETF changed its name to Tradr 1.5X Short NVDA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.

On March 18, 2024, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.5X Short NVDA Daily ETF, effective after the close of business on April 2, 2024. On April 3, 2024, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on April 2, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split is reflected in the financial statements.

30

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

On July 19, 2023, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.5X Short NVDA Daily ETF, effective after the close of business on August 14, 2023. On August 15, 2023, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on August 14, 2023. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

On November 15, 2024, the Trust’s Board approved a one-for-six reverse share split for shares of the 2X Short TSLA Daily ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.

On July 15, 2024, the Tradr TSLA Bear Daily ETF changed its name to Tradr 2X Short TSLA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.

On April 7, 2025, the Fund changed its name from Tradr 2X Short Innovation Daily ETF to Tradr 1X Short Innovation Daily ETF. Effective April 7, 2025, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of one times the inverse (-100%) of the daily price and yield performance of the ARK Innovation ETF. Prior to April 7, 2025, the Fund’s investment strategy and objective was to seek to provide daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily performance of the ARK Innovation ETF.

Effective October 1, 2022, the 1X Short Innovation Daily ETF changed fiscal year end from September 30th to March 31st.

The 1X Short Innovation Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Tuttle Capital Short Innovation ETF (the “Predecessor Fund”), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the 1X Short Innovation Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the 1X Short Innovation Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the 1X Short Innovation Daily ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the 2X Short Innovation Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
6,925,000	$ 339,852,874

The net unrealized depreciation of investments transferred was $41,087,479 as of the date of the acquisition.

31

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

On November 15, 2024, the Trust’s Board approved a one-for-three reverse share split for shares of the 2X Short Innovation Daily ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.

On July 15, 2024, the Fund changed its name from Tradr Short Innovation Daily ETF to Tradr 2X Short Innovation Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.

On May 16, 2025, the 2X Long Innovation 100 Monthly ETF changed its name from 2X Long Triple Q Monthly ETF to 2X Long Innovation 100 Monthly ETF.

On May 16, 2025, the 2X Long Innovation 100 Quarterly ETF changed its name from 2X Long Triple Q Quarterly ETF to 2X Long Innovation 100 Quarterly ETF

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

32

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The 2X Long Innovation 100 Monthly ETF incurred offering costs, which are being amortized over a one-year period from August 30, 2024 (commencement of operations). The 2X Long SPY Quarterly ETF and 2X Long Innovation 100 Quarterly ETF incurred offering costs, which are being amortized over a one-year period from September 30, 2024 (commencement of operations).

33

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Offering Costs
2X Long Innovation 100 Monthly ETF	$12,500
2X Long SPY Quarterly ETF	12,500
2X Long Innovation 100 Quarterly ETF	12,500

(d) Capital Share Transactions

Fund Shares are listed and traded on The NASDAQ Stock Market LLC (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are issued and redeemed for cash.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $250, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $250, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to a Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction.

34

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, and during the prior three open tax years, if any, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

35

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

Investment Advisory Fee
2X Long Innovation ETF	0.95%
1.5X Short NVDA Daily ETF	0.95%
2X Short TSLA Daily ETF	0.95%
1X Short Innovation Daily ETF	0.75%*
2X Long Innovation 100 Monthly ETF	1.00%
2X Long SPY Quarterly ETF	1.00%
2X Long Innovation 100 Quarterly ETF	1.00%

*	Effective August 6, 2024 the management fee was increased from 0.65% from 0.75%.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers) will not exceed the total limit on annual operating expenses of each fund. These agreements are in effect until July 31, 2025 for the 2X Long Innovation ETF, 1.5X Short NVDA Daily ETF and 2X Short TSLA Daily ETF. These agreements are in effect until August 31, 2025 for the 1X Short Innovation Daily ETF, 2X Long Innovation 100 Monthly ETF, 2X Long SPY Quarterly ETF and 2X Long Innovation 100 Quarterly ETF. They may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Total Limit on Annual Operating Expenses
2X Long Innovation ETF	1.15%
1.5X Short NVDA Daily ETF	1.15%
2X Short TSLA Daily ETF	1.15%
1X Short Innovation Daily ETF	1.15%*
2X Long Innovation 100 Monthly ETF	1.30%
2X Long SPY Quarterly ETF	1.30%
2X Long Innovation 100 Quarterly ETF	1.30%

*	Effective August 6, 2024, the annual operating expense limit was increased from 0.75% to 1.15%.
36

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

For the year/period ended March 31, 2025, the Advisor waived its advisory fees and absorbed other expenses as follows:

Advisory fees
2X Long Innovation ETF	$143,657
1.5X Short NVDA Daily ETF	170,160
2X Short TSLA Daily ETF	75,700
2X Long Innovation 100 Monthly ETF	85,861
2X Long SPY Quarterly ETF	88,110
2X Long Innovation 100 Quarterly ETF	82,890

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	2X Long Innovation ETF	1.5X Short NVDA Daily ETF	2X Short TSLA Daily ETF
March 31, 2026	$109,366	$72,363	$39,147
March 31, 2027	206,174	232,672	318,800
March 31, 2028	143,657	170,160	75,700
Total	$459,197	$475,195	$433,647

	1X Short Innovation Daily ETF	2X Long Innovation 100 Monthly ETF	2X Long SPY Quarterly ETF
September 30, 2025	$135,714	$-	$-
March 31, 2026	462,957	-	-
March 31, 2027	405,352	-	-
March 31, 2028	-	85,861	88,110
Total	$1,004,023	$85,861	$88,110

2X Long Innovation 100 Quarterly ETF
March 31, 2026	$-
March 31, 2027	-
March 31, 2028	82,890
Total	$82,890

For the year ended March 31, 2025, the Advisor recovered $32,876 of its previously waived advisory fees and other absorbed expenses for the 1X Short Innovation Daily ETF.

37

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year/period ended March 31, 2025, are reported on the Statements of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year/period ended March 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year/period ended March 31, 2025, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2025, cost of investments, gross unrealized appreciation, and gross unrealized depreciation on investments owned by the Funds, based on cost for federal income tax purposes were $0.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended March 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
2X Long Innovation ETF	$-	$-
1.5X Short NVDA Daily ETF	-	-
2X Short TSLA Daily ETF	(25,695)	25,695
1X Short Innovation Daily ETF	(2,859,022)	2,859,022
2X Long Innovation 100 Monthly ETF	110,412	(110,412)
2X Long SPY Quarterly ETF	(1,477)	1,477
2X Long Innovation 100 Quarterly ETF	(18,692)	18,692

38

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

The tax basis of the components of distributable net earnings (deficit) at March 31, 2025 were as follows:

	2X Long Innovation ETF	1.5X Short NVDA Daily ETF	2X Short TSLA Daily ETF
Undistributed ordinary income	$-	$1,007,291	$4,127,299
Undistributed long-term capital gains	5,345,176	-	-
Tax accumulated earnings	5,345,176	1,007,291	4,127,299

Accumulated capital and other losses	(454,786)	(194,502,236)	(254,345,223)
Unrealized appreciation (depreciation) on swap contracts	14,887,457	17,208,250	131,116,430
Unrealized deferred compensation	(13,615)	(13,707)	(25,579)
Total distributable earnings (accumulated deficit)	$19,764,232	$(176,300,402)	$(119,127,073)

	1X Short Innovation Daily ETF	2X Long Innovation 100 Monthly ETF	2X Long SPY Quarterly ETF
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	-	-

Accumulated capital and other losses	(112,415,077)	(2,054,438)	(193,095)
Unrealized appreciation (depreciation) on swap contracts	19,775,761	(1,041,285)	(725,272)
Unrealized deferred compensation	(29,785)	(309)	(339)
Total distributable earnings (accumulated deficit)	$(92,669,101)	$(3,096,032)	$(918,706)

39

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

2X Long Innovation 100 Quarterly ETF
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(315,204)
Unrealized appreciation (depreciation) on swap contracts	(1,427,010)
Unrealized deferred compensation	(570)
Total distributable earnings (accumulated deficit)	$(1,742,784)

The tax character of the distributions paid during the periods ended March 31, 2025 and 2024 (if applicable) were as follows:

	2X Long Innovation ETF
Distribution paid from:	March 31, 2025	March 31, 2024
Ordinary income	$-	$-
Net long-term capital gains	356,203	-
Total distributions paid	$356,203	$-

	1.5X Short NVDA Daily ETF
Distribution paid from:	March 31, 2025	March 31, 2024
Ordinary income	$6,329,706	$8,099,106
Net long-term capital gains	-	-
Total distributions paid	$6,329,706	$8,099,106

	2X Short TSLA Daily ETF
Distribution paid from:	March 31, 2025	March 31, 2024
Ordinary income	$10,208,668	$9,777,526
Net long-term capital gains	-	-
Total distributions paid	$10,208,668	$9,777,526

	1X Short Innovation Daily ETF
Distribution paid from:	March 31, 2025	March 31, 2024
Ordinary income	$7,481,605	$16,893,270
Net long-term capital gains	-	-
Total distributions paid	$7,481,605	$16,893,270

40

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

2X Long Innovation 100 Monthly ETF
Distribution paid from:	March 31, 2025
Ordinary income	$3,478
Net long-term capital gains	-
Total distributions paid	$3,478

2X Long SPY Quarterly ETF
Distribution paid from:	March 31, 2025
Ordinary income	$-
Net long-term capital gains	-
Total distributions paid	$-

2X Long Innovation 100 Quarterly ETF
Distribution paid from:	March 31, 2025
Ordinary income	$-
Net long-term capital gains	-
Total distributions paid	$-

As of March 31, 2025, the 2X Long Innovation ETF, 2X Long Innovation 100 Monthly ETF, 2X Long SPY Quarterly ETF and 2X Long Innovation 100 Quarterly ETF had qualified late-year ordinary losses which are deferred until fiscal year 2026 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

Late-year ordinary losses
2X Long Innovation ETF	$454,786
2X Long Innovation 100 Monthly ETF	341,939
2X Long SPY Quarterly ETF	193,095
2X Long Innovation 100 Quarterly ETF	315,204

As of March 31, 2025, the 2X Long Innovation 100 Monthly ETF had post-October capital losses of $1,712,499 incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

41

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

As of March 31, 2025, the Funds had net capital loss carryovers as follows:

	Not subject to expiration:
	Short-term	Long-term	Total
2X Long Innovation ETF	$-	$-	$-
1.5X Short NVDA Daily ETF	194,502,236	-	194,502,236
2X Short TSLA Daily ETF	244,267,212	10,078,011	254,345,223
1X Short Innovation Daily ETF	112,403,612	11,465	112,415,077
2X Long Innovation 100 Monthly ETF	-	-	-
2X Long SPY Quarterly ETF	-	-	-
2X Long Innovation 100 Quarterly ETF	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended March 31, 2025, the 2X Long Innovation ETF utilized short-term capital loss carryforwards of $3,104,906.

Note 5 – Investment Transactions

There were no purchases and sales of investments for the year/period ended March 31, 2025.

Note 6 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds, except for the 2X Short Innovation Daily ETF, are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

42

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value:

2X Long Innovation ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$15,321,056	$-	$15,321,056
Total Assets	$-	$15,321,056	$-	$15,321,056
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$433,599	$-	$433,599
Total Liabilities	$-	$433,599	$-	$433,599

1.5X Short NVDA Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$17,208,250	$-	$17,208,250
Total Assets	$-	$17,205,250	$-	$17,208,250

43

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

2X Short TSLA Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$133,615,824	$-	$133,615,824
Total Assets	$-	$133,615,824	$-	$133,615,824
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$2,499,394	$-	$2,499,394
Total Liabilities	$-	$2,499,394	$-	$2,499,394

1X Short Innovation Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$19,775,761	$-	$19,775,761
Total Assets	$-	$19,775,761	$-	$19,775,761

2X Long Innovation 100 Monthly ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$1,041,285	$-	$1,041,285
Total Liabilities	$-	$1,041,285	$-	$1,041,285

2X Long SPY Quarterly ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$725,272	$-	$725,272
Total Liabilities	$-	$725,272	$-	$725,272

2X Long Innovation 100 Quarterly ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$1,427,010	$-	$1,427,010
Total Liabilities	$-	$1,427,010	$-	$1,427,010

*	The Funds did not hold any Level 1 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
44

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the year/period ended March 31, 2025.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2025, by risk category are as follows:

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long Innovation ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$15,321,056	$433,599
1.5X Short NVDA Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	17,208,250	-
2X Short TSLA Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	133,615,824	2,499,394
1X Short Innovation Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	19,775,761	-
2X Long Innovation 100 Monthly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	1,041,285
2X Long SPY Quarterly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	725,272
2X Long Innovation 100 Quarterly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	1,427,010

45

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

The effects of derivative instruments on the Statements of Operations for the year/period ended March 31, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long Innovation ETF	Equity contracts	$8,782,547
1.5X Short NVDA Daily ETF	Equity contracts	(64,238,352)
2X Short TSLA Daily ETF	Equity contracts	(193,646,044)
1X Short Innovation Daily ETF	Equity contracts	(60,343,869)
2X Long Innovation 100 Monthly ETF	Equity contracts	(2,090,749)
2X Long SPY Quarterly ETF	Equity contracts	(281,231)
2X Long Innovation 100 Quarterly ETF	Equity contracts	(470,352)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long Innovation ETF	Equity contracts	$(15,912,692)
1.5X Short NVDA Daily ETF	Equity contracts	49,767,592
2X Short TSLA Daily ETF	Equity contracts	117,363,136
1X Short Innovation Daily ETF	Equity contracts	54,248,600
2X Long Innovation 100 Monthly ETF	Equity contracts	(1,041,285)
2X Long SPY Quarterly ETF	Equity contracts	(725,272)
2X Long Innovation 100 Quarterly ETF	Equity contracts	(1,427,010)

The average quarterly volume of derivative instruments held by the Funds during the year/period ended March 31, 2025, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long Innovation ETF	Equity contracts	Open Swap Contracts	$98,852,306
1.5X Short NVDA Daily ETF	Equity contracts	Open Swap Contracts	(86,740,330)
2X Short TSLA Daily ETF	Equity contracts	Open Swap Contracts	(329,687,485)
1X Short Innovation Daily ETF	Equity contracts	Open Swap Contracts	(123,041,046)
2X Long Innovation 100 Monthly ETF	Equity contracts	Open Swap Contracts	19,633,634
2X Long SPY Quarterly ETF	Equity contracts	Open Swap Contracts	14,547,050
2X Long Innovation 100 Quarterly ETF	Equity contracts	Open Swap Contracts	23,468,189

46

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of March 31, 2025, the Funds are subject to a master netting arrangement for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2025:

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long Innovation ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	$8,649,805	$-	$-	$8,649,805
Unrealized appreciation on open swap contracts -asset receivable	Clear Street	6,671,251	-	-	6,671,251
Unrealized depreciation on open swap contracts -liability payable	Goldman Sachs	433,599	-	(433,599)	-
1.5X Short NVDA Daily ETF
Unrealized appreciation on open swap contracts -asset receivable	Cowen	5,792,245	-	-	5,792,245
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	11,416,005	-	-	11,416,005

47

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Short TSLA Daily ETF
Unrealized appreciation on open swap contracts -asset receivable	Cowen	$38,033,864	$-	$-	$38,033,864
Unrealized appreciation on open swap contracts -asset receivable	Clear Street	95,581,960	-	-	95,581,960
Unrealized depreciation on open swap contracts -liability payable	Goldman Sachs	2,499,394	-	(2,499,394)	-
1X Short Innovation Daily ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	8,810,895	-	-	8,810,895
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	10,746,398	-	-	10,746,398
Unrealized appreciation on open swap contracts - asset receivable	Goldman Sachs	218,468	-	-	218,468
2X Long Innovation 100 Monthly ETF
Unrealized depreciation on open swap contracts -liability payable	Cowen	685,934	-	(685,934)	-
Unrealized depreciation on open swap contracts -liability payable	Clear Street	253,195	-	(253,195)	-
Unrealized depreciation on open swap contracts -liability payable	Wells Fargo	102,156	-	(102,156)	-

48

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long SPY Quarterly ETF
Unrealized depreciation on open swap contracts -liability payable	Cowen	$351,113	$-	$(351,113)	$-
Unrealized depreciation on open swap contracts -liability payable	Clear Street	374,159	-	(374,159)	-
2X Long Innovation 100 Quarterly ETF
Unrealized depreciation on open swap contracts -liability payable	Cowen	592,603	-	(592,603)	-
Unrealized depreciation on open swap contracts -liability payable	Clear Street	834,407	-	(834,407)	-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

49

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Note 12 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Funds are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Funds.

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On May 21, 2025, the Trust’s Board approved, based on the recommendation of the Advisor to the 2X Long SPY Quarterly ETF, 2X Long Innovation 100 Monthly ETF and 2X Long Innovation 100 Quarterly ETF, a 1-5 reverse split of the issued and outstanding shares of each Fund. After the close of trading on the Exchange on June 2, 2025, each Fund will affect a reverse split of its issued and outstanding shares. Shares of each Fund will begin trading on the Exchange on a split-adjusted basis on June 3, 2025.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

50

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tradr ETFs and

the Board of Trustees of

Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Tradr 2X Long Innovation ETF (formerly AXS 2X Innovation ETF), Tradr 1.5X Short NVDA Daily ETF (formerly Tradr 1.25X NVDA Bear Daily ETF), Tradr 2X Short TSLA Daily ETF (formerly Tradr TSLA Bear Daily ETF), Tradr 1X Short Innovation Daily ETF (formerly Tradr 2X Short Innovation Daily ETF), Tradr 2X Long Innovation 100 Monthly ETF (formerly Tradr 2X Long Triple Q Monthly ETF), Tradr 2X Long SPY Quarterly ETF, and Tradr 2X Long Innovation 100 Quarterly ETF (formerly Tradr 2X Long Triple Q Quarterly ETF) (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Tradr ETFs	Statements of operations	Statements of changes in net assets	Financial highlights
Tradr 2X Long Innovation ETF	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and for the period April 28, 2022 (commencement of operations) through March 31, 2023
Tradr 1.5X Short NVDA Daily ETF Tradr 2X Short TSLA Daily ETF	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and for the period July 13, 2022 (commencement of operations) through March 31, 2023
Tradr 1X Short Innovation Daily ETF	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025, for the 6 months period ended March 31, 2023, and for the period November 5, 2021 (commencement of operations) through September 30, 2022
Tradr 2X Long Innovation 100 Monthly ETF	For the period ended August 30, 2024 (commencement of operations) through March 31, 2025	For the period August 30, 2024 (commencement of operations) through March 31, 2025	For the period August 30, 2024 (commencement of operations) through March 31, 2025
Tradr 2X Long SPY Quarterly ETF Tradr 2X Long Innovation 100 Quarterly ETF	For the period ended September 30, 2024 (commencement of operations) through March 31, 2025	For the period September 30, 2024 (commencement of operations) through March 31, 2025	For the period September 30, 2024 (commencement of operations) through March 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Tradr 1.5X Short NVDA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Short Innovation Daily ETF, and Tradr 2X Short TSLA Daily ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on January 22, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	Tradr 1.5X Short NVDA Daily ETF (the “1.5X Short NVDA Daily ETF”),
●	Tradr 2X Long Innovation ETF (the “2X Long Innovation ETF”),
●	Tradr 2X Short Innovation Daily ETF (the “2X Short Innovation Daily ETF”), and
●	Tradr 2X Short TSLA Daily ETF (the “2X Short TSLA Daily ETF”)

In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each, a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Tradr 1.5X Short NVDA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Short Innovation Daily ETF, and Tradr 2X Short TSLA Daily ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The 1.5X Short NVDA Daily ETF’s total return for the one-year period was above the Peer Group median return, but below the Trading – Inverse Equity Fund Universe median return and the S&P 500 Total Return Index return by 44.07% and 121.74%, respectively. The Board considered the Advisor’s explanation that the Fund’s underperformance resulted from the strength of NVDA, which gained more than 200% for the year, and that the Fund had met its investment objective. The Trustees noted that the Fund’s leverage objective had changed from -1.5X to -1.25X in July 2024.

●	The 2X Long Innovation ETF’s total return for the one-year period was above the S&P 500 Total Return Index return, but below the Trading – Leveraged Equity Fund Universe and Peer Group median returns by 25.02% and 41.49%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group median was due to the performance and volatility of ARKK, and that the Fund had met its investment objective.

●	The 2X Short Innovation Daily ETF’s total return for the one-year period was above the Trading – Inverse Equity Fund Universe median return and the same as the Peer Group median return, but below the S&P 500 Total Return Index return by 68.66%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to its benchmark was due to the performance and volatility of ARKK, and that the Fund had met its investment objective.

●	The 2X Short TSLA Daily ETF’s total return for the one-year period was above the Peer Group median return, but lower than the Trading – Inverse Equity Fund Universe median return and the S&P 500 Total Return Index return by 14.05% and 91.72%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to its benchmark was due to the performance and volatility of TSLA, and that the Fund had met its investment objective.

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, its commitment to the maintenance and growth of the Funds’ assets, and its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The 1.5X Short NVDA Daily ETF’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Trading – Inverse Equity Fund Universe median by 0.20%.

Tradr 1.5X Short NVDA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Short Innovation Daily ETF, and Tradr 2X Short TSLA Daily ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.20%, respectively. The Board observed that the Fund’s net expenses were not in the highest quartile of funds in the Peer Group.

●	The 2X Long Innovation ETF’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Trading – Leveraged Equity Fund Universe medians by 0.05% and 0.20%, respectively. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.15% and 0.20%, respectively. The Trustees considered the Advisor’s assertion that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe. The Trustees also noted the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support.

●	The 2X Short Innovation Daily ETF’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Trading – Inverse Equity Fund Universe medians.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.20%.

●	The 2X Short TSLA Daily ETF’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Trading – Inverse Equity Fund Universe median by 0.20%.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.20%, respectively.

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor; and that the Advisor set the net expenses for each Fund at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the 1.5X Short NVDA Daily ETF and 2X Long Innovation ETF, and had waived a portion of its advisory fee for the 2X Short Innovation Daily ETF and 2X Short TSLA Daily ETF.

Tradr 1.5X Short NVDA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Short Innovation Daily ETF, and Tradr 2X Short TSLA Daily ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board determined that the profits of the Advisor from its relationships with the 1.5 Short NVDA Daily ETF, 2X Long Innovation ETF, 2X Short Innovation Daily ETF, and 2X Short TSLA Daily ETF were reasonable.

The Board also noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/9/2025